UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2019

Item 1. Schedule of Investments.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS
AT JANUARY 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 93.2%
Aerospace & Defense: 6.7%
38,024	Harris Corp.	$5,824,516
31,992	United Technologies Corp.	3,777,296
		9,601,812
Agricultural Products: 2.7%
87,758	Archer-Daniels-Midland Co.	3,940,334

Agriculture: 1.0%
18,287	Calavo Growers, Inc.	1,487,830

Application Software: 1.5%
20,850	Microsoft Corp.	2,177,365

Construction & Engineering: 1.6%
35,410	Jacobs Engineering Group, Inc.	2,294,568

Consumer Finance: 1.7%
26,983	PayPal Holdings, Inc.(1),(2)	2,395,011

Diversified Chemicals: 1.1%
30,262	DowDuPont, Inc.	1,628,398

Diversified Metals & Mining: 3.5%
148,432	Newmont Mining Corp.	5,063,015

Electronic Equipment & Instruments: 4.8%
141,667	FLIR Systems, Inc.(2)	6,924,683

Electronic Manufacturing Services: 3.2%
120,382	Trimble, Inc.(1)	4,533,586

Fertilizers & Agricultural Chemicals: 1.8%
50,756	Nutrien Ltd.	2,630,176

Food Services: 5.2%
224,747	Aramark(2)	7,405,414

Health Care Equipment: 6.2%
32,848	Abbott Laboratories	2,397,247
59,870	Zimmer Biomet Holdings, Inc.(2)	6,559,357
		8,956,604
Holding Companies: 4.0%
27,805	Berkshire Hathaway, Inc. - Class B(1),(2)	5,715,040

Hypermarkets & Super Centers: 1.9%
28,385	Wal-Mart Stores, Inc.(2)	2,720,135

Industrial Machinery: 3.4%
67,916	Xylem, Inc.(2)	4,839,694

Integrated Oil & Gas: 1.0%
21,318	Occidental Petroleum Corp.	1,423,616

Internet & Direct Marketing Research: 3.3%
140,958	eBay, Inc.(1)	4,743,237

Investment Banking & Brokerage: 5.3%
85,824	The Charles Schwab Corp.	4,013,989
75,346	E*TRADE Financial Corp.(2)	3,515,644
		7,529,633
IT Consulting & Services: 4.5%
110,289	Leidos Holdings, Inc.(2)	6,396,762

Medical Equipment: 2.9%
16,899	Thermo Fisher Scientific, Inc.	4,151,577

Movies & Entertainment: 4.6%
58,807	The Walt Disney Co.	6,558,157

Oil & Gas Equipment & Services: 1.2%
67,741	KLX Energy Services Holdings, Inc.(1)	1,765,330

Regional Banks: 5.9%
144,538	CenterState Bank Corp.	3,584,542
174,717	Seacoast Banking Corporation of Florida(1),(2)	4,808,212
		8,392,754
Renewable Electricity: 4.7%
166,166	NextEra Energy Partners LP	6,673,227

Specialized Real Estate Investment Trusts: 1.6%
63,402	Potlatch Corp.	2,338,266

Specialty Chemicals: 3.0%
56,140	Ashland Global Holdings, Inc.(2)	4,261,026

Utilities: 3.1%
47,059	American Water Works Company, Inc.(2)	4,502,135

Water Utilities: 1.8%
43,015	SJW Group	2,578,749

TOTAL COMMON STOCKS
(Cost $132,595,772)		133,628,134

Principal
CONVERTIBLE BONDS: 0.2%
Mortgage Insurance: 0.2%
200,000	MGIC Investment Corp.
	9.000%, 4/1/2063(2),(3)	256,822
TOTAL CONVERTIBLE BONDS
(Cost $234,842)		256,822

Shares		Notional Value
SHORT-TERM INVESTMENTS: 5.9%
Money Market Funds: 5.9%
8,483,789	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 2.280%(4)		8,483,789
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,483,789)			8,483,789

TOTAL MISCELLANEOUS SECURITIES: 2.5%(5)
(Cost $10,094,186)		$ 231,509,048	3,536,197

TOTAL INVESTMENTS IN SECURITIES: 101.8%
(Cost $151,408,589)			145,904,942
Liabilities in Excess of Other Assets: (1.8)%			(2,581,448)
TOTAL NET ASSETS: 100.0%			$143,323,494

(1)	Non-income producing security.
(2)	All or a portion of the shares of this security have been committed as collateral for securities sold short.
(3)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the value of this security was $256,822 or 0.2% of net assets.

(4)	Annualized seven-yield as of January 31, 2019.
(5)	Represents previously undisclosed securities which the Fund has held for less than one year.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT
AT JANUARY 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 48.6%(1)
Air Freight & Logistics: 1.3%
22,085	C.H. Robinson Worldwide, Inc.	$1,916,315

Airlines: 1.6%
37,909	Spirit Airlines, Inc.	2,229,807

Apparel, Accessories & Luxury Goods: 1.2%
11,972	lululemon Athletica, Inc.	1,769,581

Application Software: 2.2%
20,391	salesforce.com, Inc.	3,098,820

Asset Management & Custody Banks: 2.6%
8,927	BlackRock, Inc.	3,705,419

Automobile Manufacturers: 1.0%
4,774	Tesla Motors, Inc.	1,465,714

Automotive Retail: 1.3%
31,415	CarMax, Inc.	1,846,574

Construction & Farm Machinery & Heavy Trucks: 1.9%
20,715	Caterpillar, Inc.	2,758,409

Consumer Finance: 1.0%
80,715	The Western Union Co.	1,473,049

Data Processing & Outsourced Services: 1.1%
11,349	Visa, Inc. - Class A	1,532,229

Financial Exchanges & Data: 4.1%
28,947	Intercontinental Exchange, Inc.	2,221,972
42,152	Nasdaq, Inc.	3,711,062
		5,933,034
General Merchandise Stores: 1.5%
27,988	Ollie's Bargain Outlet Holdings, Inc.	2,187,822

Homefurnishing Retail: 1.6%
44,750	Aaron's, Inc.	2,240,185

Industrial Machinery: 3.4%
11,384	Proto Labs, Inc.	1,413,324
21,254	Snap-on, Inc.	3,527,951
		4,941,275

Industrial Products & Materials: 1.5%
7,083	W.W. Grainger, Inc.	2,092,247

Internet & Direct Marketing Research: 1.2%
15,356	Wayfair, Inc. - Class A	1,680,868

Internet Media: 1.4%
11,988	Facebook, Inc. - Class A	1,998,280

Internet Retail: 2.2%
872	Amazon.com, Inc.	1,498,733
5,079	Netflix, Inc.	1,724,320
		3,223,053
Investment Banking & Brokerage: 1.9%
56,866	Stifel Financial Corp.	2,722,175

Leisure Facilities: 1.6%
40,297	Planet Fitness, Inc. - Class A	2,334,002

Regional Banks: 2.7%
16,304	SVB Financial Group	3,805,028

Restaurants: 4.2%
36,849	Dine Brands Global, Inc.	2,810,473
53,208	Texas Roadhouse, Inc.	3,237,175
		6,047,648
Semiconductors: 4.1%
8,144	Broadcom, Inc.	2,184,628
25,266	NVIDIA Corp.	3,631,988
		5,816,616
Specialty Stores: 2.0%
23,249	Five Below, Inc.	2,876,599

TOTAL COMMON STOCKS
(Proceeds $69,262,664)		69,694,749
TOTAL SECURITIES SOLD SHORT: 48.6%
(Proceeds $69,262,664)		$69,694,749

Percentages are stated as a percent of net assets.
(1)	Non-income producing security.

Summary of Fair Value Exposure at January 31, 2019 (Unaudited)
The Otter Creek Long/Short Opportunity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of January 31, 2019. See the Schedule of Investments and Schedule of Securities Sold Short for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$133,628,134	$–	$–	$133,628,134
Convertible Bonds	–	256,822	–	256,822
Short-Term Investments	8,483,789	–	–	8,483,789
Miscellaneous Securities	–	3,536,197	–	3,536,197
Total Investments in Securities	$142,111,923	$3,793,019	$–	$145,904,942
Securities Sold Short
Common Stocks	$69,694,749	$–	$–	$69,694,749
Total Securities Sold Short	$69,694,749	$–	$–	$69,694,749

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
                                        Elaine E. Richards, President/Principal Executive Officer

Date                                           March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                            Elaine E. Richards, President/Principal Executive Officer

Date                                           March 27, 2019

By (Signature and Title)* /s/ Aaron J. Perkovich
                                                        Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                           March 26, 2019

* Print the name and title of each signing officer under his or her signature.